Annual Total Returns[BarChart] - International Bond - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.28%)	10.77%	(4.16%)	0.33%	(3.72%)	6.13%	10.85%	(5.88%)	9.42%	8.23%